Acquisitions (Details) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2025	Apr. 30, 2025	Jun. 30, 2025
SuperX Industries [Member]
Acquisitions [Line Items]
Equity interest			49.00%
SuperX Industries [Member]
Acquisitions [Line Items]
Initial consideration	$ 240,000	$ 250,000
Total purchase price	$ 9,415,688	$ 9,800,000
Price per share (in Dollars per share)	$ 8	$ 4
Ordinary shares (in Shares)	1,176,961	2,450,000	62,500
Loan agreement term	365 years	365 years
Percentage of collected amount	49.00%	51.00%
Fair value of share consideration	$ 269,025
Seller [Member] | SuperX Industries [Member]
Acquisitions [Line Items]
Ordinary shares (in Shares)	30,000	62,500
Minimum [Member] | SuperX Industries [Member]
Acquisitions [Line Items]
Equity interest	49.00%
SuperX Industries [Member]
Acquisitions [Line Items]
Contingent consideration payable	$ 10,065,177
SuperX Industries [Member]
Acquisitions [Line Items]
Equity interest rate		51.00%